Boston Partners Institutional Class | Boston Partners Global Equity Fund
SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Investment Objective
The Fund seeks to provide long-term capital growth.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Partners Institutional Class Boston Partners Global Equity Fund Institutional Class
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements	(0.09%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.95%
[1]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[2]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 29, 2020 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Boston Partners Institutional Class | Boston Partners Global Equity Fund | Institutional Class | USD ($)	969	3,220	5,653	12,629

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2018, the portfolio turnover rate for the Fund was 80% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer's inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

•  Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

•  Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

•  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•  Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Equity Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.70% (quarter ended March 31, 2012)
Worst Quarter:	-9.22% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2018 was 2.01%.

Average Annual Total Returns for the Periods Ended December 31, 2017

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Average Annual Total Returns - Boston Partners Institutional Class - Boston Partners Global Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class		20.37%	12.75%	13.17%	Dec. 30, 2011
Institutional Class | After Taxes on Distributions	[1]	19.79%	12.02%	12.54%	Dec. 30, 2011
Institutional Class | After Taxes on Distributions and Sales		12.00%	9.99%	10.52%	Dec. 30, 2011
MSCI World Index (reflects no deduction for fees, expenses or taxes)		23.07%	12.26%	12.96%	Dec. 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.